Expense Example - Gabelli Global Technology Leaders ETF - Gabelli Global Technology Leaders ETF	Jul. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 1,047